SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Major Customer Concentration) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues from external customers	$ 8,940	$ 7,922	$ 7,389
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues from external customers	3,856	5,822	3,822
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues from external customers	$ 5,084	$ 2,100	$ 3,567